Non-consolidated VIEs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Assets	$ 42	$ 58
Liabilities
Trading
Variable Interest Entity [Line Items]
Assets	1	24
Liabilities
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	41	34
Liabilities
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	42	58
Variable Interest Entity, Not Primary Beneficiary | Trading
Variable Interest Entity [Line Items]
Maximum loss exposure	1	24
Variable Interest Entity, Not Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 41	$ 34